General (Tables)	12 Months Ended
Dec. 31, 2013
General [Abstract]
Schedule Of Assets Acquired And Liabilities Assumed
The following table summarizes the fair values of the assets acquired and liabilities assumed:

Current assets *)	$172,334
Property, plant and equipment, net	9,500
Non-current assets	8,581
Deferred tax assets, net	3,550
Intangible assets	17,700
Goodwill **)	13,658

Total assets acquired	225,323

Current liabilities	(113,013)
Long-term liabilities	(55,135)

Total liabilities assumed	(168,148)

Net assets acquired	$57,175

*)	Current assets include step-up related to inventory and deferred revenue in total aggregate amount of $ 4,185 and $ 16,226, respectively.

**)	See also Note 8.

Schedule Of Intangible Assets Acquisition
The following table sets forth the components of intangible assets associated with the Nera Acquisition:

	Fair value	Useful life *)	Amortization method

Customer relationships	$8,300	7 years	Acceleration
Technology	8,600	7 years	Straight-line
Trade names	800	2 years	Straight-line

Total intangible assets	$17,700

  *)          Weighted average amortization period of 6.8 years.